Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income for basic and diluted earnings per share	$ 22,037,168	$ 21,147,521	$ 37,365,472	$ 34,033,921
Denominator:
Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775
Basic earnings per share	$ 0.52	$ 0.54	$ 0.88	$ 0.93
Diluted earnings per share	$ 0.52	$ 0.54	$ 0.88	$ 0.91